Equity and Earnings per Common Share, Common Stock and Preferred Stock ATM Program (Details) - USD ($)		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 28, 2020	Aug. 31, 2018	Apr. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)	527,010
Proceeds from issuance of stock								$ 0	$ 49,642,000
Series A Preferred Stock [Member] | Preferred Stock ATM Program [Member]
Class of Stock Disclosures [Abstract]
Common stock value authorized			$ 35,000,000
Stock issued and sold (in shares)				0		13,949		0	63,429
Weighted average price (in dollars per share)						$ 25.80			$ 25.21
Proceeds from issuance of stock						$ 360,000			$ 1,600,000
Stock issuance fee						$ 6,000			$ 26,000
Common Stock [Member]
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)				549,234	9,500	238,435	6,000
Share Repurchase Program [Abstract]
Share repurchase program, authorized amount				$ 10,000,000				$ 10,000,000
Number of shares repurchased (in shares)				0	142,531			142,531		235,950
Weighted average price paid per share (in dollars per share)								$ 12.96		$ 14.59
Brokers commission paid								$ 4,300		$ 7,000
Common Stock [Member] | Common Stock ATM Program [Member]
Class of Stock Disclosures [Abstract]
Common stock value authorized		$ 50,000,000
Stock issued and sold (in shares)				0		225,646		0	225,646
Weighted average price (in dollars per share)						$ 17.40			$ 17.40
Proceeds from issuance of stock						$ 3,900,000			$ 3,900,000
Stock issuance fee						$ 79,000			$ 79,000